CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of cash flows (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (20,729,599)	$ (2,839,942)	¥ (23,107,851)
Adjustments to reconcile net cash flows from operating activities:
Provision for credit losses	870,714	119,287	1,553,364
Restricted shares issued for management and employees	5,353,151	733,376	2,866,560
Accrued interest income from loans to third parties	(6,779,697)	(928,815)	(4,415,298)
Accrued interest income from short-term investment	0	0	(2,352,250)
Restricted shares issued for services	0	0	1,070,143
Net cash used in operating activities	(12,666,780)	(1,735,341)	(6,609,801)
Cash flows from investing activities:
Repayments from loans to third parties	2,904,352	397,895	44,613,948
Payments made for loans to third parties	(36,897,900)	(5,054,992)	(16,600,000)
Payments for short-term investments	0	0	(131,598,400)
Redemption of short-term investments	88,892,092	12,178,167	180,338,865
Net cash generated by investing activities	49,105,291	6,727,397	61,558,080
Cash flows from financing activities:
Redemption of warrants	0	0	(31,866,604)
Net cash used in financing activities	(1,643,569)	(225,168)	(32,007,826)
Effect of exchange rate fluctuation on cash	(343,038)	(46,996)	(5,945,117)
Net increase (decrease) in cash	34,451,904	4,719,892	16,995,336
Cash at beginning of period	109,991,674
Cash at end of period	145,284,391	19,903,880
RECON TECHNOLOGY LTD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(20,588,334)	(2,820,590)	(22,554,914)
Adjustments to reconcile net cash flows from operating activities:
Loss in fair value changes of warrants liability	10,327	1,415	10,461,075
Restricted shares issued for management and employees	5,353,151	733,379	2,866,560
Accrued interest income from loans to third parties	(5,381,364)	(737,244)	(3,088,457)
Accrued interest income from short-term investment			(2,352,250)
Restricted shares issued for services			1,070,144
Equity in earnings of subsidiaries and VIEs	14,461,878	1,981,269	7,954,486
Other current assets	78,508	10,756	7,289,074
Other current liabilities	(1,191,370)	(163,217)	(2,516,342)
Net cash used in operating activities	(7,257,204)	(994,232)	(870,624)
Cash flows from investing activities:
Repayments from loans to third parties			24,849,650
Payments made for loans to third parties	(21,897,900)	(3,000,000)
Payments for short-term investments			(113,598,400)
Redemption of short-term investments	88,892,092	12,178,167
Due from intercompany, VIEs and VIEs' subsidiaries	(1,768,224)	(242,246)	(64,916,652)
Net cash generated by investing activities	65,225,968	8,935,921	(153,665,402)
Cash flows from financing activities:
Proceeds from sale of common share, net of issuance costs	(810,082)	(110,981)
Redemption of warrants			(31,866,604)
Net cash used in financing activities	(810,082)	(110,981)	(31,866,604)
Effect of exchange rate fluctuation on cash	1,297,437	177,748	(15,086,688)
Net increase (decrease) in cash	58,456,119	8,008,456	(201,489,318)
Cash at beginning of period	16,473,018	2,256,794	236,146,589
Cash at end of period	¥ 74,929,137	$ 10,265,250	¥ 34,657,271